SHARE CAPITAL - Disclosure of detailed information about outstanding stock options (Details)	12 Months Ended
	Aug. 31, 2022 $ / shares	Aug. 31, 2022 Share	Aug. 31, 2022 shares	Aug. 31, 2021 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 2.77			$ 3.84
Quantity outstanding (in shares)		11,050,939	11,050,939	7,797,273
Weighted Average Remaining Contractual Life (years)	8 years 1 month 6 days
Quantity exercisable (in shares) | shares			7,010,218
Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Contractual Life (years)	2 years
Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Contractual Life (years)	3 years
$0.30 - $1.93
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			5,583,849
Weighted Average Remaining Contractual Life (years)	9 years
Quantity exercisable (in shares) | shares			2,371,562
$0.30 - $1.93 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 0.30
$0.30 - $1.93 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 1.93
$1.94 - $2.22
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			1,045,000
Weighted Average Remaining Contractual Life (years)	7 years 10 months 24 days
Quantity exercisable (in shares) | shares			757,500
$1.94 - $2.22 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 1.94
$1.94 - $2.22 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 2.22
$2.23 - $2.56
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			120,000
Weighted Average Remaining Contractual Life (years)	8 years 2 months 12 days
Quantity exercisable (in shares) | shares			79,466
$2.23 - $2.56 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 2.23
$2.23 - $2.56 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 2.56
$2.57 - $3.18
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			1,177,578
Weighted Average Remaining Contractual Life (years)	7 years 4 months 24 days
Quantity exercisable (in shares) | shares			829,178
$2.57 - $3.18 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 2.57
$2.57 - $3.18 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 3.18
$3.19 - $3.68
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			1,016,400
Weighted Average Remaining Contractual Life (years)	7 years 2 months 12 days
Quantity exercisable (in shares) | shares			864,400
$3.19 - $3.68 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 3.19
$3.19 - $3.68 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 3.68
$3.69 - $5.08
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			1,056,011
Weighted Average Remaining Contractual Life (years)	6 years 2 months 12 days
Quantity exercisable (in shares) | shares			1,056,011
$3.69 - $5.08 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 3.69
$3.69 - $5.08 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 5.08
$5.09 - $11.27
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			1,052,101
Weighted Average Remaining Contractual Life (years)	6 years 6 months
Quantity exercisable (in shares) | shares			1,052,101
$5.09 - $11.27 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 5.09
$5.09 - $11.27 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 11.27			$ 11.27